Events after the reporting period	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Events after the reporting period
28. Events after the reporting period
On February 10, 2023, the Company amended the Novartis Loan Note, extending the maturity date to February 10, 2025. Pursuant to the amendment and a new warrant instrument, interest accrued to the amendment date was paid in cash and warrants to purchase 2,000,000 ordinary shares at an exercise price of £0.150 per ordinary share were issued and are exercisable until February 10, 2028.